Share Based Payments	12 Months Ended
Dec. 31, 2022
Share Based Payments [Abstract]
SHARE BASED PAYMENTS
Note 15:-	SHARE BASED PAYMENTS

a.	Stock Option Plans of the Company:

Under the Company’s 2007 Stock Option Plan, as amended (“the 2007 Plan”), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the original 2007 Stock Option Plan, which is valid until August 1, 2027, the Company reserved 2,750,000 Ordinary shares for issuance. As of December 31, 2022, an aggregate of 952,500 Ordinary shares of the Company are available for future grants under the 2007 Plan. Each option granted under the 2007 Plan is exercisable for a period of ten years from the date of the grant of the option.

The exercise price for each option is determined by the Board of Directors and set forth in the Company’s award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over 3-4 years. Any option that is forfeited or canceled before expiration becomes available for future grants under the 2007 Plan.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards. The Company accounts for forfeitures as they occur.

The Company uses the Binomial option-pricing model (“the Binomial model”) to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of each option granted using the Binomial model, was estimated on the date of grant with the following assumptions: expected volatility was based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate was based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted was derived from the output of the option valuation model and represented the period of time that options granted were expected to be outstanding. Estimated forfeitures were based on actual historical pre-vesting forfeitures. Since dividend payments are applied to reduce the exercise price of the option, the effect of the dividend protection was reflected by using an expected dividend assumption of zero.

On March 7, 2021, the Company granted to one of its senior executive officers 80,000 options to purchase its shares with no exercise price. The options will vest over a four-year period, and include several performance criteria related to the Company’s results of operations.

No grants were made to employees or directors in 2022.

The fair value of the options granted in 2021 using the Binomial model, was estimated on the date of grant with the following assumptions:

Year ended December 31, 2021
Share price	$16.85
Contractual life	10 years
Expected exercise factor	1.5
Dividend yield	0%
Expected volatility (weighted average)	35.1%
Risk-free interest rate	0.5%–1.3%
Fair value of option at the grant date	$16.85

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Company’s employee stock options. Since dividend payment is applied to reduce the exercise price of the option, the effect of the dividend protection is reflected by using an expected dividend assumption of zero.

A summary of employee option activity under the 2007 Plan as of December 31, 2022 and changes during the year ended December 31, 2022 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	66,250	$0.45	7.96	$1,360
Exercised	(20,000)	-
Forfeited	(20,000)	-
Outstanding at December 31, 2022	26,250	$0.91	5.95	$397
Exercisable at December 31, 2022	6,250	$3.81	0.6	$76

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2022. This amount is changed based on the market value of the Company’s Ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2021 and 2022 was $628 and $344, respectively. As of December 31, 2022, there was $112 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized in full during 2023.

The options outstanding as of December 31, 2022, have been separated into exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
0	20,000	7.62	-	$-
3.81	6,250	0.6	6,250	$3.81
	26,250	5.99	6,250	$3.81

b.	Stock Option Plan of Comm-IT Solutions:

Under the Comm-IT Solutions’ 2022 Stock Option Plan, (“Comm-IT Solutions 2022 Plan”), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to Comm-IT Solutions 2022 Plan, Comm-IT Technology Solutions Ltd. shall reserve in its registered and reserved capital, such sufficient number of shares (subject to any adjustment in the capital under the Comm-IT Solutions 2022 Plan) required in order to consummate the Comm-IT Solutions 2022 Plan.

In December 2022, Magic’s Israeli subsidiary, Comm-IT Technology Solutions Ltd. (“Comm-IT Solutions”), awarded 12 of its senior officers 4,028 options to purchase 4,028 shares of Comm-IT Technology Solutions Ltd, at an exercise price ranging between $0.28-$1,878. 827 of the options have fully vested upon their grant, whereas the vesting of the remainder of the options are subject to Comm-IT Solutions and its subsidiaries meeting certain EBITDA targets for the years 2022-2024. Subject to the EBITDA targets to be met, as well as the officers continued employment with Comm-IT Solutions throughout 2027, the options will vest at certain points in time throughout the years 2023 to 2027.

A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2022 and changes during the year ended December 31, 2022 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	-	$-	-	$-
Granted	4,028	264.67
Outstanding at December 31, 2022	4,028	264.67	7.94	7,499
Exercisable at December 31, 2022	827	$0.28	7.92	$1,839

As of December 31, 2022, there was $2,885 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized in full over a weighted average period of 1.13 years.

The options outstanding as of December 31, 2022, have been separated into exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
0.28	3,238	7.92	827	$0.28
469	297	7.99	-	-
1,878	493	7.99	-	-
	4,028	7.94	827	$0.28

The fair value of the options granted in 2022 using the Binomial model, was estimated on the date of grant with the following assumptions:

Year ended December 31, 2022

Share price	$2,110
Contractual life	8 years
Expected exercise factor	1.5
Dividend yield	0%
Expected volatility (weighted average)	41%
Risk-free interest rate	3.28%–3.65%
Fair value of option at the grant date	$1,078–$2,126

c.	Cost of share-based payment:

During the years ended December 31, 2021 and 2022 the Company share-based payment expense related to employee stock options in the amount of $956 and $2,079, respectively, as follows:

	Year ended December 31,
	2021	2022

Selling and marketing expenses	$956	$(56)
General and administrative expenses	-	2,135
	$956	$2,079